Personnel Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Defined Benefit Plans [Abstract]
Components of Personnel Expenses

The Group recognized the following personnel expenses within research and development expense and selling, general and administrative expenses for the years ended December 31:

	2022	2021	2020

Wages, salaries and contracted personnel costs	(7,015)	(3,668)	(1,259)
Other employee benefits	(832)	(264)	-
Share based compensation expense	(3,922)	(1,049)	-
Total personnel expenses	(11,769)	(4,981)	(1,259)